Earnings per Share ("EPS") (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share (EPS) [Abstract]
Net loss	$ (17,885,810)	$ (11,061,826)
Less: Loss attributable to non-vested share awards	497,320	303,326
Net loss attributable to common shareholders	$ (17,388,490)	$ (10,758,500)
Denominators
Weighted average common shares outstanding, basic and diluted	5,929,115	5,769,279
Net loss per common share:
Basic and diluted	$ (2.93)	$ (1.86)